EATON VANCE MANAGEMENT The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

May 21, 2007

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Services

Re:	Eaton Vance Mutual Funds Trust (the “Registrant”)
Post-Effective Amendment No. 126 (1933 Act File No. 2-90946)
Amendment No. 129 (1940 Act File No. 811-4015) (the “Amendment”)
On behalf of:

Eaton Vance Equity Research Fund (the “Fund”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund and exhibits.

     The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant. The Amendment has been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 124 filed with the Securities and Exchange Commission (the “Commission”) on April 13, 2007 (Accession No. 0000940394-07-000400).

Securities and Exchange Commission May 21, 2007

     The Amendment is also being filed for the purpose of responding to SEC comments first communicated to the Registrant by Mr. Vincent DiStefano of the Division of Investment Management on May 2, 2007 with regard to Post-Effective Amendment No. 124 and we have responded as indicated below, and bringing the financial statements and other information up to date, and in conjunction therewith contains other non-material changes.

Comment 1:	Mr. DiStefano stated that all footnotes to the Annual Fund Operating Expense table should come after the Example table.

Response 1:	The Registrant respectfully declines to revise the disclosure as requested. Registrant believes the footnotes are more accessible to shareholders if placed directly under the table to which they relate. This is because the Annual Fund Operating Expense table is separated from the Example table by introductory text explaining what the data in the Example table represents.
Shareholders reading the tables may fail to locate the footnotes to the Annual Fund Operating
Expense table if they are located down the page below the Example table.

Comment 2:	In the Annual Fund Operating Expense table, Mr. DiStefano asked if all items that comprise
“Other Expenses” for the Class I shares are estimated as stated in the footnote to that line item?
If not, Mr. Di Stefano suggested that the Registrant should briefly describe which “other expenses” are estimated and which are not.

Response 2:	Although the items which comprise “Other Expenses” for the newly established Class I are based on the actual expenses incurred by the existing share classes of the Fund, the figure included in the prospectus for Class I shares is based on an assumed asset level for Class I
(which has not yet commenced operations). Accordingly, the Registrant believes it is accurate to state that the figure is estimated.

Comment 3:	Mr. DiStefano noted that in the footnote to the “Less Expense Reimbursement and Fee Waiver”
line item in the Annual Fund Operating Expense table, the Registrant should (a) disclose if any expenses are excluded from those that are reimbursed/waived, (b) disclose if there is any recoupment program in connection with the reimbursement/waiver and (c) file the relevant contract with the Commission.

Response 3:	The requested disclosure has been added and the relevant contract will be filed by amendment.

Securities and Exchange Commission May 21, 2007

     Pursuant to Rule 485(b)(4), counsel’s representation letter dated May 21, 2007 is also transmitted herewith and is a conformed copy. The manually signed original letter is maintained at the office of the Registrant.

     The Registrant incorporates by reference the financial information for the Fund contained in its Annual Report to Shareholders dated October 31, 2006 (Accession No. 0001104659-07-0012907).

     If you have any questions about this filing, please contact the undersigned at (617) 598-8579 or fax (617) 338-8054.

Very truly yours,

/s/ Deidre E. Walsh
Deidre E. Walsh, Esq.
Vice President